Fair Value Measurements (Details) - Schedule of Estimated the Fair Value - Predecessor [Member]	Dec. 31, 2023
Risk-free interest rate [Member]
Fair Value Measurements (Details) - Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	5.4
Expected life [Member]
Fair Value Measurements (Details) - Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	0.25
Expected dividend yield [Member]
Fair Value Measurements (Details) - Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants
Expected volatility [Member]
Fair Value Measurements (Details) - Schedule of Estimated the Fair Value [Line Items]
Fair value of the Predecessor preferred stock warrants	65.9